Schedule of net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounting Policies [Abstract]
Net income (loss)	$ (26,286)	$ (5,239)
Basic weighted average shares outstanding	4,489,164	212,120
Diluted weighted average shares outstanding	4,489,164	212,120
Basic net income loss per shares	$ (5.86)	$ (24.70)
Diluted net income loss per shares	$ (5.86)	$ (24.70)